Geographic Information (Schedule Of Long-Lived Assets By Segment) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) country	Dec. 31, 2014 USD ($) country
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 35,498,380	$ 35,842,836
Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		100.00%	100.00%
China [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	[1]	$ 5,143,237	$ 4,849,906
China [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	[1]	14.50%	13.50%
United States Of America [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 4,528,441	$ 4,448,758
United States Of America [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		12.80%	12.40%
The Netherlands [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 824,398	$ 663,399
The Netherlands [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		2.30%	1.90%
Other Countries [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	[2]	$ 25,002,304	$ 25,880,773
Other Countries [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Number of individual countries | country		0	0
Other Countries [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	[2]	70.40%	72.20%
Minimum [Member] | Geographic Concentration Risk [Member] | Long-Lived Assets [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets		10.00%	10.00%
AeroTurbine, Inc. [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets		$ 225,000	$ 207,100

[1]	Includes Mainland China, Hong Kong and Macau.
[2]	No individual country within this category accounts for more than 10% of our lease revenue.